Taxation - Schedule of Valuation Allowance (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Valuation Allowance [Abstract]
Beginning balance	¥ 18,956,128	$ 2,696,922	¥ 12,738,069
Addition	(1,795,368)	(255,430)	6,205,515
Foreign exchange impact	(32,744)	(4,658)	12,544
Ending balance	¥ 17,128,016	$ 2,436,834	¥ 18,956,128